Summary of Significant Accounting Policies - Schedule of Customer Operating Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Significant Risk and Uncertainties
Operating revenue	¥ 3,977,761	$ 568,812	¥ 2,771,821	¥ 2,630,707
Customer A | Revenue Benchmark | Concentration of Credit Risk
Significant Risk and Uncertainties
Operating revenue	¥ 415,677
Percentage of concentration of credit risk	10.45%	10.45%